Cover	Nov. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	000-55167
Entity Registrant Name	PETVIVO HOLDINGS, INC.
Entity Central Index Key	0001512922
Entity Tax Identification Number	99-0363559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5251 Edina Industrial Blvd.
Entity Address, City or Town	Edina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55349
City Area Code	(952)
Local Phone Number	405-6216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	PETV
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	PETVW
Security Exchange Name	NASDAQ